INVENTORIES (Details) - JPY (¥) ¥ in Thousands	Mar. 31, 2019	Mar. 31, 2018
INVENTORIES
Merchandise	¥ 1,052	¥ 37,314
Supplies	2,826	3,425
Total	¥ 3,878	¥ 40,739